Acquisitions - Pro Forma (Q3) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Combination and Asset Acquisition [Abstract]
Total revenue	$ 129,358	$ 107,830	$ 366,186	$ 303,762	$ 389,478	$ 365,006
Net loss	(32,775)	(13,969)	(78,846)	(67,884)	(69,313)	(127,982)
Adjustments to net loss (see Note 12)	0	(13,686)	(15,105)	(39,896)	(67,811)	(42,126)
Net loss attributable to common stockholders	$ (32,775)	$ (27,655)	$ (93,951)	$ (107,780)	$ (137,124)	$ (417,318)
Net loss per share attributable to common stockholders:
Basic (in dollars per share)	$ (0.17)	$ (0.66)	$ (1.03)	$ (2.60)	$ (3.29)	$ (15.40)
Diluted (in dollars per share)	$ (0.17)	$ (0.66)	$ (1.03)	$ (2.60)	$ (3.29)	$ (15.40)